Borrowings - Additional Information (Details) $ in Millions, $ in Millions				12 Months Ended
	Jan. 25, 2021 USD ($)	Jan. 25, 2021 HKD ($)	Nov. 20, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Sep. 23, 2021 USD ($)	Jul. 07, 2021 USD ($)	Sep. 11, 2020 USD ($)	Jun. 04, 2020 USD ($)	Mar. 27, 2020	Aug. 09, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 10,181	$ 7,964
Make-whole premium on early retirement of debt				0	131	$ 0
Write off of deferred debt issuance cost					6
Debt instrument, annual incremental interest expense increase, period one				16
Debt instrument, annual incremental interest expense increase, period two onwards until first maturity date				36
Non-current loan from related parties				1,000	$ 0
Loans payable | Las Vegas Sands Corp. [Member]
Disclosure of detailed information about borrowings [line items]
Non-current loan from related parties				$ 1,000
Percentage of interest payment to be paid in cash				5.00%			5.00%
Paid-in-kind interest rate for year one and two				6.00%			6.00%
Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate, increase				0.50%
Borrowings, weighted average interest rate, over time				4.60%	4.70%
Fair value of long-term borrowings				$ 6,580	$ 7,270
Senior Notes [Member] | Fitch, BB+ Rating
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate, increase				0.25%
Senior Notes [Member] | Standard & Poor's, BB+ Rating
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate, increase				0.25%
2023, 2025 and 2028 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 5,500
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,800
Borrowings, interest rate														4.60%
Debt instrument, repurchased face amount									$ 1,800
Make-whole premium on early retirement of debt					131
2025 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,800
Borrowings, interest rate														5.125%
2028 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,900
Borrowings, interest rate														5.40%
2026 and 2030 SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 1,500
2026 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 800
Borrowings, interest rate												3.80%
2030 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 700
Borrowings, interest rate												4.375%
2027, 2029 and 2031 SCL Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									1,950
2027 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 700
Borrowings, interest rate									2.30%
2029 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 650
Borrowings, interest rate									2.85%
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 600
Borrowings, interest rate									3.25%
2018 SCL Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 2,000
Maximum leverage ratio			4.0
Minimum interest coverage ratio			2.5
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived				4.0			4.0			4.0			4.0
Debt instrument, ratio of adjusted EBITDA to net interest expense, temporarily waived				2.5			2.5			2.5			2.5
Line of credit, additional borrowing capacity option				$ 1,000						$ 1,000	$ 1,000
Line of credit, maximum borrowing capacity for dividends, temporary				$ 2,000						$ 2,000	$ 2,000
Debt instrument, ratio of indebtedness to adjusted EBITDA, maximum ratio, dividend payments, temporary				4.0			4.0			4.0	4.0
Minimum cash and undrawn amount of 2018 SCL Credit Facility required after dividend payments, temporary				$ 2,000						$ 2,000	$ 2,000
Line of credit facility, increase (decrease), net	$ 491	$ 3,830
Proceeds from non-current borrowings				$ 1,200	$ 756
Weighted average interest rate				4.30%	2.60%
Undrawn borrowing facilities				$ 541	$ 1,750
2018 SCL Credit Facility [Member] | United States of America, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				51	166
2018 SCL Credit Facility [Member] | Hong Kong, Dollars [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities				490	$ 1,580		$ 3,820	$ 12,320
2018 SCL Revolving Facility [Member]
Disclosure of detailed information about borrowings [line items]
Unused capacity, commitment fee percentage			0.60%
Undrawn borrowing facilities				$ 541
2018 SCL General Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			2.0
2018 SCL Swing-Line Loan Sub-Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			1.0